Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Customer service expenses (Details) - Customer service expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statement [Line Items]
Personnel costs	€ 2,459	€ 2,153	€ 1,651
Third Party Services	1,773	1,589	965
Office Expenses	241	146	109
Depreciation and amortisation expense	107	62	53
Other	46	21	13
Total Customer Service Expenses	€ 4,626	€ 3,971	€ 2,791